Related Party Balances and Transactions - Summary of Amount Due from/to Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥) Investment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016
Related Party Transaction [Line Items]
Withholding tax receivables from certain management		¥ 1,471
Amount due to a related party		¥ 8,143	$ 1,252	¥ 23,500
Huaying Fund
Related Party Transaction [Line Items]
Equity method investment, ownership percentage					49.50%
Interest rate				4.35%
Number of long-term investments disposed | Investment		5
Unpaid Capital | Huaying Fund
Related Party Transaction [Line Items]
Amount due to a related party		¥ 3,061		¥ 15,000
Loan | Huaying Fund
Related Party Transaction [Line Items]
Amount due to a related party, non-current		¥ 3,076
Hefei LianRui Microelectronics Technology Co. Ltd. ("Hefei Lianrui")
Related Party Transaction [Line Items]
Debt conversion amount to equity investment	¥ 8,000